BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Summary Prospectuses, Prospectus,
and Statement of Additional Information dated January 26, 2024
Effective immediately, in connection with changes to the principal investment strategies of the Baron Investment Funds Trust (the “Funds”), the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) of the Funds are modified as follows:
On page 2 of the Summary Prospectus and page 4 of the Prospectus of the Baron Asset Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. mid‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines mid‑sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 12 of the Prospectus of the Baron Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger.

The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 20 of the Prospectus of the Baron Small Cap Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 28 of the Prospectus of the Baron Opportunity Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. high growth businesses of any market capitalization selected for their capital appreciation potential. BAMCO, Inc. (“BAMCO” or the “Adviser”) may invest in companies in any sector or industry that it believes will benefit from innovations and advances in technology. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On page 2 of the Summary Prospectus and page 36 of the Prospectus of the Baron Fifth Avenue Growth Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On page 2 of the Summary Prospectus and page 44 of the Prospectus of the Baron Discovery Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small‑sized growth companies. The Adviser defines small‑sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
On page 2 of the Summary Prospectus and page 52 of the Prospectus of the Baron Durable Advantage Fund, the following information supersedes and replaces the information in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large sized companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest primarily in what it believes are unique, well-managed, competitively advantaged businesses that generate significant excess free cash flow that is consistently returned to shareholders in the form of stock buybacks and/or dividends.
On pages 3‑4 of the SAI of the Funds, the following information supersedes and replaces the first seven paragraphs in the section “Description of the Funds and their Investments and Risks — Investment Strategies and Risks”:

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Baron Asset Fund’s investment goal is to seek capital appreciation through investments primarily in securities of mid‑sized growth companies with undervalued assets or favorable growth prospects. Baron Asset Fund invests 65% of its net assets in equity securities of mid‑sized growth companies with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution. The 65% standard is measured at the time of purchase.

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Baron Growth Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small‑sized growth companies. Baron Growth Fund invests 65% of its net assets in equity securities of small‑sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 65% standard is measured at the time of purchase.

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Baron Small Cap Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small‑sized growth companies. Baron Small Cap Fund invests at least 80% of its net assets in equity securities of small‑sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 80% standard is measured at the time of purchase.

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The investment goal of Baron Opportunity Fund is capital appreciation through investments primarily in growth companies that benefit from technology advances. Baron Opportunity Fund invests primarily in equity securities of high growth businesses of any market capitalization selected for their capital appreciation potential.

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Baron Fifth Avenue Growth Fund’s investment goal is to seek capital appreciation through investments primarily in securities of large‑sized growth companies. Baron Fifth Avenue Growth Fund invests 65% of its net assets in equity securities of large‑sized growth companies with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The 65% standard is measured at the time of purchase.

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Baron Discovery Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small‑sized growth companies. Baron Discovery Fund invests 65% of its net assets in equity securities of small‑sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 65% standard is measured at the time of purchase.

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Baron Durable Advantage Fund’s investment goal is to seek capital appreciation through investments primarily in securities of large‑sized companies. Baron Durable Advantage Fund invests primarily in equity securities of large‑sized companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller.

Effective immediately, in connection with changes to the exchange limitations of the Funds, the Prospectus of the Funds is modified as follows:
On page 85 of the Prospectus, the paragraph in the section, “Information about your Investment — How to Exchange Shares” is hereby deleted and replaced with the following paragraph:
You may exchange all or a portion of your investment from one Baron Fund into another. You may exchange shares by mail, telephone (speaking with a representative or using our automated voice recognition system “BaronTel”) or through the Baron Funds® website. You must not have opted out of the telephone option to do an exchange via telephone or online (please see the “Special Information about the Baron Funds® Website” section on pages 86‑87 of this Prospectus). Any new account established through an exchange will have the same registration, the same privileges and will be subject to the same minimum investment requirements as your original account. There is currently no fee for an exchange. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered a sale for U.S. federal income tax purposes, and you may therefore realize a gain or loss for U.S. federal income tax purposes as a result of an exchange. The policy of the Funds is to presume that a person who trades in and out of a Fund within 90 days or less is not a long-term investor (please see the “Policies Regarding Frequent Purchases and Redemptions of Fund Shares” section on pages 83‑85 of this Prospectus). Exchanges between the Funds within 90 days or less will generally not be considered frequent trading unless the Adviser, in its sole discretion, determines that such exchanges are excessive. The Funds reserve the right to cancel the exchange privilege of any investor who uses the exchange privilege excessively. The Funds impose a limit of $1,000,000 per an exchange into another Baron Fund. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.
On page 86 of the Prospectus, the second paragraph in the section, “Information about your Investment — Special Information about the Baron Funds Website” is hereby deleted and replaced with the following paragraph:
For Retail Shares, the Funds impose a limit of $6,500 per initial purchase transaction or subsequent purchase transaction through the website for retirement accounts and a limit of $250,000 per initial purchase transaction or subsequent purchase transaction through the website for non‑retirement accounts. The minimum initial investment for Retail Shares is $2,000 per Fund with subsequent minimum investments through the website of $10. If you are utilizing the Baron Automatic Investment Plan, you can start with an initial investment of $500 per Fund with subsequent minimum investments of $50 per month. You may not make an initial purchase of Institutional Shares of R6 Shares through the Baron Funds® website unless you are an employee or Trustee of the Baron Funds®. For Institutional Shares and R6 Shares, the Funds impose a limit of $6,500 for subsequent purchase transactions through the website for retirement accounts and a limit of $250,000 for subsequent purchase transactions through the website for non‑retirement accounts. The Funds impose a limit of $1,000,000 per an exchange into another Baron Fund through the website.
Dated: December 11, 2024
STICKER-STATPROTRUST 12/11/2024

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